OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS
Schedule of intangible assets

		December 31, 2011			December 31, 2010
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,668,715	$(1,042,773)	$625,942	$1,682,959	$(1,056,324)	$626,635
Acquired customer base	60 to 372	262,156	(68,741)	193,415	343,920	(111,775)	232,145
Rights to use radio frequencies	24 to 180	353,776	(138,546)	215,230	314,722	(100,496)	214,226
Accounting software	13 to 60	141,084	(98,672)	42,412	118,673	(87,623)	31,050
Numbering capacity with finite contractual life	24 to 120	75,803	(70,979)	4,824	90,408	(79,821)	10,587
Office software	13 to 120	123,452	(72,752)	50,700	84,343	(50,711)	33,632
Other	12 to 120	110,913	(44,625)	66,288	95,179	(30,199)	64,980

		2,735,899	(1,537,088)	1,198,811	2,730,204	(1,516,949)	1,213,255

Prepayments for intangible assets		84,985	—	84,985	273,239	—	273,239

Numbering capacity with indefinite contractual life		78,491	—	78,491	55,144	—	55,144

Total other intangible assets		$2,899,375	$(1,537,088)	$1,362,287	$3,058,587	$(1,516,949)	$1,541,638

Estimated future amortization expenses for each of the next five years

Estimated amortization expense in the year ended December 31,
2012	$401,450
2013	290,930
2014	175,260
2015	101,250
2016	55,160
Thereafter	174,761

Total	$1,198,811